Document and Entity Information	Dec. 29, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2020
Entity Registrant Name	NEOS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37508
Entity Tax Identification Number	27-0395455
Entity Address, Address Line One	2940 N. Highway 360
Entity Address, City or Town	Grand Prairie
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75050
City Area Code	972
Local Phone Number	408-1300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	NEOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001467652
Amendment Flag	false